CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Profit/(loss) before income tax	¥ 30,344,000	¥ 128,072,000	¥ (19,854,000)
Adjustments for:
Reversal of directors' fee	0	130,000	0
Depreciation of property, plant and equipment	2,952,000	2,973,000	2,977,000
Amortization of intangible asset	0	1,000	1,000
Share-based compensation	0	0	111,000
Credit impairment losses	42,420,000	119,078,000	55,264,000
Operating profit/(loss) before changes in working capital	15,028,000	(6,150,000)	78,207,000
Loans receivable	(43,400,000)	(12,028,000)	(102,263,000)
Prepaid expenses	(3,781,000)	(39,000)	(2,250,000)
Salary and benefit payable	2,307,000	2,212,000	2,399,000
Interest payable	18,125,000	18,563,000	18,399,000
Other payable	4,286,000	7,670,000	4,882,000
Net cash generated by/(used in) operating activities	(7,435,000)	10,228,000	(626,000)
Cash flow from investing activities
Proceeds from disposal of property, plant and equipment	0	0	0
Purchase for property, plant and equipment	0	0	0
Net cash used in investing activities	0	0	0
Cash flow from financing activities
Proceeds received from related party loans	0	0	414,000
Repayments of related party loans	(130,000)	(10,000,000)	0
Proceeds received from issuance of convertible notes	6,758,000	0	0
Net cash (used in)/generated by financing activities	6,628	(10,000)	414
Net (decrease)/increase in cash, cash equivalents and restricted cash	(807,000)	228,000	(212,000)
Cash and cash equivalents at beginning of year	396,000	97,000	132,000
Exchange losses on cash, cash equivalents and restricted cash	706,000	71,000	177,000
Cash, cash equivalents and restricted cash at end of year	295,000	396,000	97,000
Net cash generated by/(used in) operating activities include
Interest received	0	0	100,000
Interest paid	0	0	(200,000)
Loans receivable novated to a related party to offset its related party loans to the Company	¥ 0	¥ 0	¥ 1,305,000